Revenues (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,300,100	$ 2,014,769	$ 3,531,055	$ 3,975,140	$ 7,350,946	$ 3,513,788	$ 2,417,173
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					2,459,365	2,080,110	2,249,107
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	80,443	32,878	255,299	56,968	97,721	75,205	167,263
Boat rental and boat club membership revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 878,260	$ 1,368,537	$ 2,583,118	$ 3,045,014	$ 4,793,860	1,355,548
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues						$ 2,925	$ 803